Organization (Details Narrative 1) - USD ($)			3 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 14, 2016	Mar. 10, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016
Value of shares issued for legal fees			$ 629,763	$ 363,465	$ 198,454	$ 340,145	$ 362
Private placement offering (the "March 2016 Offering") [Member]
Number of common shares sold		494,125
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 790,600
Legal expenses		$ 20,913
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common shares sold	1,741,185
Purchase price (in dollars per share)	$ 1.60
Gross proceeds from offering	$ 2,785,896
Legal expenses	223,000							$ 17,500
Number of shares issued for legal fees								4,690
Value of shares issued for legal fees								$ 7,500
Private Placement Offering (the "April 2016 Offering") [Member] | Placement Agents [Member]
Aggregate commission	$ 196,752
Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Number of common shares sold								153,713
Percent of cash commission from gross proceeds	8.00%
Percent of shares received of common shares sold	10.00%
Warrant term	5 years
Exercise price	$ 1.60